Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses

5. Accrued Expenses

Accrued expenses consist of the following (in thousands):

	December 31, 2018	September 30, 2019
Accrued clinical expenses	$519	$973
Accrued compensation	1,433	1,604
Accrued professional and consulting services	182	662
Accrued property and equipment	202	—
Accrued lab supplies	80	78
Other	72	93

Total accrued expenses	$2,488	$3,410

5. Accrued Expenses

Accrued expenses consist of the following (in thousands):

	December 31,
	2017	2018
Accrued clinical expenses	$39	$519
Accrued compensation	1,019	1,433
Accrued professional and consulting services	317	182
Accrued property and equipment	—	202
Accrued lab supplies	70	80
Other	47	72

Total accrued expenses	$1,492	$2,488